ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Property and equipment payables	$ 52,459	$ 87,701
Interest expenses payable	27,832	63,371
Operating expense and other accruals and liabilities	21,348	11,728
Operating lease liabilities	1,067	1,095
Total Accrued Expenses and Other Current Liabilities	$ 107,227	$ 165,688
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total Accrued Expenses and Other Current Liabilities	Total Accrued Expenses and Other Current Liabilities
Advance Customer Deposits And Ticket Sales [Member]
Advance customer deposits and ticket sales	$ 4,521	$ 1,793